Discontinued Operation - Schedule of Cashflow Deriving from Discontinued Operation (Details) - Discontinued Operation [Member] - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Nov. 30, 2024	Dec. 31, 2023
Discontinued Operation [Line Items]
Net cash provided by (used in) operating activities	$ (234)	$ 709
Net cash used in investing activities	(1)	(9)
Net cash used in financing activities	(80)	(83)
Net Cashflow	$ (315)	$ 617